Accrued Expenses and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Warranty accrual	$ 5,001	$ 4,931	$ 4,389	$ 4,181	$ 1,578
Accrued compensation and benefits	2,979	6,786		5,106
Accrued interest	1,036	648		453
Completion reserve	493	1,355		1,168
Income taxes payable	0	7,147		6,780
Deferred profit from unconsolidated joint ventures	809	957		1,603
Other accrued expenses	2,121	1,594		536
Total accrued expenses and other liabilities	$ 12,439	$ 23,418		$ 19,827